SSgA Intermediate Fund
FUND SUMMARY SSgA INTERMEDIATE FUND
INVESTMENT OBJECTIVE
SSgA Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Intermediate Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Intermediate Fund Institutional
Management Fee		0.30%
Distribution and Shareholder Service (12b-1) Fees		0.24%
Other Expenses		0.58%
Total Annual Fund Operating Expenses		1.12%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.52%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.60%
[1]	The fund's investment advisor is contractually obligated until December 31, 2013 to waive its management fee and to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.60% of average daily net assets on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Intermediate Fund Institutional	61	304	567	1,317

PORTFOLIO TURNOVER
The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 194% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SSgA Intermediate Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments with dollar-weighted average maturities of between three and ten years. The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.

The fund invests primarily in investment grade debt instruments. Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including swaps, futures and options; and asset-backed securities, including asset-backed commercial paper and mortgage-related securities. Such instruments typically are denominated in U.S. dollars. The fund may buy or sell securities on a forward-commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by a fund at an established price with payment or delivery taking place in the future. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Risks Common to Funds Investing Principally in Debt Instruments.
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.
  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.
  Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.
  Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the mortgage-related and other asset-backed securities held by the fund may impair the value of those securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk and extension risk than do other types of fixed income securities.
  Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.
  Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.
  Forward-Commitment, When-Issued and Delayed-Delivery Securities. Forward-commitment, delayed-delivery and when-issued transactions involve a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Intermediate Fund

Highest Quarterly Results (2002-2011)	Lowest Quarterly Results (2002-2011)	Year-to- Date Ended
September 30, 2002: 4.54%	September 30, 2007: (2.96)%	September 30, 2012: 3.66%

Average Annual Total Returns For the Periods Ending December 31, 2011:
Average Annual Total Returns SSgA Intermediate Fund		1 Year	5 Years	10 Years
Institutional	[1]	4.84%	2.41%	3.17%
Institutional Return After Taxes on Distributions	[1]	4.05%	1.24%	1.83%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.14%	1.36%	1.92%
Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.80%	5.88%	5.20%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).